Subsequent Events (Details Narrative)						3 Months Ended				12 Months Ended
	Jan. 05, 2023	Jan. 06, 2022 USD ($) Integer	Jan. 05, 2022 USD ($)	Jan. 01, 2022 USD ($)	Oct. 11, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Subsequent Event [Line Items]
Shares issued for debt conversion						$ 150,000	$ 385,266	$ 320,879	$ 1,273,459	$ 2,560,371	$ 2,048,770
Shares issued for Cash						$ 444,000				$ 4,171,000	$ 926,287
Subsequent Event [Member]
Subsequent Event [Line Items]
Original principal amount			$ 485,000	$ 450,000
Interest rate per annum	8.00%			1.00%
Debt instrument, convertible, terms of conversion feature				The conversion price for the note is the lesser of (i) $0.001 and (ii) 85% of the lesser of (a) 5 days VWAP on the trading day preceding the conversion date, and (b) the VWAP on the conversion date.
Debt instrument original issue discount			$ 48,500
Debt instrument, convertible, threshold percentage of stock price trigger	0.0007%	93.00%
Debt instrument convertible threshold trading days | Integer		5
Common Stock, Conversion Basis		The maximum number of shares of common stock to be purchased pursuant to any single Drawdown Notice cannot exceed the lesser of (i) $250,000; (ii) 200% of the average daily traded value of the Drawdown Notice Shares during the five days immediately preceding the Drawdown Notice date; or (iii) that number of shares that would cause Dutchess to beneficially own 4.99% of the number of shares of the
Subsequent Event [Member] | Purchase Agreement [Member] | Dutchess Capital Growth Fund LP [Member]
Subsequent Event [Line Items]
Debt instrument term		36 months
Subsequent Event [Member] | Purchase Agreement [Member] | Dutchess Capital Growth Fund LP [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares issued for Cash		$ 10,000,000
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Shares issued for debt conversion					$ 451,600
Shares issued for debt conversion, shares | shares					614,728,579